Inventories	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	September 30, 2021	December 31, 2020

	U.S. $ in thousands
Finished goods	$53,576	$61,297
Work-in-process	3,734	3,163
Raw materials	62,615	67,212
	$119,925	$131,672